Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Commercial Mortgage Loan	$ 853,100,000	$ 1,043,200,000
Non-taxable exchanges	5,400,000	11,000,000	$ 11,100,000
Commercial Mortgage Loans
Schedule of Investments [Line Items]
Allowance for credit losses	0	0
Impaired loans	0	0
Commitments to fund borrowers troubled debt restructuring	0	0
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Other-than-temporary impairment losses	$ 4,800,000	$ 4,400,000	$ 0